PURCHASE COMMITMENTS - Commitments within one year and beyond one year (Details) - ARS ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
PURCHASE COMMITMENTS
Commitments	$ 1,564,068	$ 1,304,401
Committed within one year
PURCHASE COMMITMENTS
Commitments	736,136	545,383
Committed beyond one year
PURCHASE COMMITMENTS
Commitments	$ 827,932	$ 759,018